Total
MassMutual Balanced Fund
MassMutual Balanced Fund
INVESTMENT OBJECTIVE
The Fund seeks a high total return.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay brokerage commissions and other fees to financial intermediaries which are not reflected in the tables and examples below. For Class A shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in MassMutual Funds. More information about these and other discounts is available in the section titled Sales Charges by Class beginning on page 115 of the Fund’s Prospectus or from your financial professional.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - MassMutual Balanced Fund	Class I	Class R5	Service Class	Administrative Class	Class R4	Class A		Class R3	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	none	none	none	none	none	5.50%		none	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	none	none	none	none	none	1.00%	[1]	none	none
[1]	Applies only to certain redemptions of shares bought with no front-end sales charge. Class A shares purchased without a front-end sales charge in accounts aggregating $1 million or more may be subject to a 1.00% contingent deferred sales charge if the shares are tendered and accepted for repurchase within 18 months of purchase. The 18-month period begins on the day on which the purchase is made.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - MassMutual Balanced Fund	Class I	Class R5	Service Class	Administrative Class	Class R4	Class A		Class R3	Class Y
Management Fees	0.48%	0.48%	0.48%	0.48%	0.48%	0.48%		0.48%	0.48%
Distribution and Service (Rule 12b-1) Fees	none	none	none	none	0.25%	0.25%		0.50%	none
Other Expenses	0.29%	0.39%	0.49%	0.59%	0.49%	0.54%	[1]	0.49%	0.39%
Total Annual Fund Operating Expenses	0.77%	0.87%	0.97%	1.07%	1.22%	1.27%		1.47%	0.87%
[1]	Other Expenses have been restated to reflect current fees.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the front-end sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - MassMutual Balanced Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class I	79	246	428	954
Class R5	89	278	482	1,073
Service Class	99	309	536	1,190
Administrative Class	109	340	590	1,306
Class R4	124	387	670	1,477
Class A	672	931	1,209	2,000
Class R3	150	465	803	1,757
Class Y	89	278	482	1,073

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 155% of the average value of its portfolio.

INVESTMENTS, RISKS, AND PERFORMANCE
Principal Investment Strategies
The Fund seeks its investment objective by investing across different asset classes (U.S. equity securities and fixed income securities) each represented by a different segment of the Fund’s portfolio. Under normal market conditions, the Fund’s subadviser, Invesco Advisers, Inc., and sub-subadviser, Invesco Capital Management LLC (together with Invesco Advisers, Inc., “Invesco”), expect that 55%-75% of the Fund’s net assets will be invested in U.S. equity securities (the “U.S. Equity Segment”) and 25%-45% of the Fund’s net assets will be invested in fixed income securities (the “Bond Segment”) that meet certain environmental, social, and governance (“ESG”) criteria as described below. The Fund will target a long term strategic allocation of 65% to the U.S. Equity Segment and 35% to the Bond Segment. Invesco will periodically rebalance the portfolio back to these strategic weights. The Fund may at times have significant exposure to one or more industries or sectors. The Fund may purchase and sell securities on a when-issued, delayed delivery, to-be-announced, or forward commitment basis. The Fund may hold a portion of its assets in cash or cash equivalents.
Using an indexing strategy, Invesco generally will invest at least 80% of the Fund’s assets allocated to the U.S. Equity Segment in the equity securities of companies included within the Invesco US Large Cap Total Balanced Multi-Factor ESG Index* (the “Invesco Index”). Invesco Indexing LLC, an affiliate of Invesco, serves as the index provider for the Invesco Index.
The Invesco Index employs a factor-based model and is designed to select equity securities of U.S. large-capitalization companies that meet high ESG standards. The Invesco Index includes constituents of the Invesco Indexing Investable Universe (the “Investable Universe”) that are designated as U.S. large-capitalization securities in accordance with the Investable Universe methodology. Each eligible security is categorized by sector and assigned a score using a system established by Sustainalytics US Inc. (“Sustainalytics”), a third-party research provider that measures the strength of each pillar of ESG practices (the “ESG Score”). The top 75% of companies based on their ESG Scores within each sector are selected, while those in the tobacco, aerospace, coal, and pipeline industries, those in the bottom 10% by overall ESG Score, or those with a detrimental score for controversies are excluded from the Invesco Index. The remaining securities are assigned a factor-based model score (the “Model Score”), which is computed by equal weighting the following individual factor scores:
LLC (“ICM”).
The shares (“Shares”) of the Fund (the “Product”) are not sponsored, endorsed, sold or promoted by Invesco Indexing LLC (“Licensor”). Licensor makes no representation or warranty, express or implied, to the owners of the Shares or any member of the public regarding the advisability of investing in securities generally or in the Shares particularly or the ability of the Invesco US Large Cap Total Balanced Multi-Factor ESG Index to track general stock market performance. Licensor is an affiliate of ICM and Invesco Advisers, Inc. (“Invesco Advisers”) and its relationship to ICM and Invesco Advisers includes the licensing of certain trademarks and trade names of Licensor and of the Invesco US Large Cap Total Balanced Multi-Factor ESG Index which is determined, composed and calculated by Licensor without regard to ICM, Invesco Advisers, the Product or the Shares. Licensor has no obligation to take the needs of the Licensee or the owners of the Shares into consideration in determining, composing or calculating the Invesco US Large Cap Total Balanced Multi-Factor ESG Index. Licensor is not responsible for and has not participated in any determination or calculation made with respect to issuance or redemption of the Shares. Licensor has no obligation or liability in connection with the administration, marketing or trading of the Shares.
Licensor does not guarantee the accuracy and/or the completeness of the Invesco US Large Cap Total Balanced Multi-Factor ESG Index and/or any data included therein. Licensor makes no warranty, express or implied, as to results to be obtained by ICM, Invesco Advisers, the Product or any owner of the Shares, or any other person or entity from the use of the Invesco US Large Cap Total Balanced Multi-Factor ESG Index or any data included therein in connection with the rights licensed hereunder or for any other use.
Licensor makes no express or implied warranties, and hereby expressly disclaims all warranties of merchantability or fitness for a particular purpose with respect to the Invesco US Large Cap Total Balanced Multi-Factor ESG Index or any data included therein. Without limiting any of the foregoing, in no event shall Licensor have any liability for any special, punitive, indirect, or consequential damages (including lost profits), even if notified of the possibility of such damages.
*
The “Invesco US Large Cap Total Balanced Multi-Factor ESG Index” and “Invesco Indexing” are the property of Invesco Indexing LLC and have been licensed for use by Invesco Capital Management

Quality. A company’s quality factor score is based on an equally-weighted composite of three metrics: management quality (measured by the average quarterly percentage change in shares outstanding over the previous three years), earnings quality (measured by dividing the most recent year’s operating cash flow by the most recent year’s earnings), and operating quality (measured by dividing the most recent year’s aggregate gross income by the most recent year’s average total assets).
Value. A company’s value factor score is generally based on an equally-weighted composite of free cash flow yield, earnings yield, book value of equity yield, and funds from operations generally. For banks the value score is based on earnings yield and book value of equity yield, and for real estate companies it is based on earnings yield, book value of equity yield, and funds from operations yield. Free cash flow, funds from operations, and earnings are measured over the previous year while book value is based on the most recent financial statement.
Price Momentum. A company’s price momentum factor score is based on the average monthly total return over the past nine months, excluding the most recent month, divided by the standard error of those total returns.
Low Volatility. A company’s low volatility factor score is based on the standard deviation of monthly total returns to a company’s stock price for the most recent 36-month period.
The Invesco Index constituents generally are weighted based on their market capitalizations and Model Scores. These weights are adjusted to ensure that each constituent and the Invesco Index as a whole satisfy certain constraints with respect to sector exposure, maximum security weights, and minimum security weights, as compared to a float-adjusted, market-capitalization weighted benchmark comprised of all of the U.S. large-capitalization securities of the Investable Universe. The Invesco Index is rebalanced effective the third Friday in June and December. In addition, Invesco Index maintenance is performed effective the third Friday in March and September, during which constituents may be removed if they are no longer constituents of the Investable Universe, are within the tobacco, aerospace, coal, and pipeline industries, are in the bottom 10% by ESG Score, or have a detrimental score for controversies. The U.S. Equity Segment is rebalanced and maintained in accordance with the Invesco Index, meaning that it will buy and sell securities based on changes in the Invesco Index.
Although the U.S. Equity Segment generally will invest in substantially all of the securities comprising the Invesco Index in proportion to their weightings in the Invesco Index, under various circumstances it may not be possible or practicable to purchase all of those securities in those same weightings. In those circumstances, the U.S. Equity Segment may hold cash or purchase a sample of the securities in the Invesco Index. When it relies on a “sampling” methodology, Invesco uses quantitative analysis to select securities from the Invesco Index universe to obtain a representative sample of securities that has, overall, investment characteristics similar to the Invesco Index in terms of key risk factors, performance attributes, and other characteristics such as industry weightings, market capitalization, return variability, earnings valuation, yield, and other financial characteristics of securities. When employing a sampling methodology, Invesco bases the number of the holdings in the U.S. Equity Segment on a number of factors, including asset size of the U.S. Equity Segment, and generally expects the U.S. Equity Segment to hold fewer than the total number of securities in the Invesco Index. However, Invesco reserves the right to invest in as many securities as it believes necessary to achieve the Fund’s investment objective. The U.S. Equity Segment may invest in common stocks, preferred stocks, exchange-traded funds (“ETFs”), or other equity securities. The U.S. Equity Segment may use futures contracts, a type of derivative, to seek performance that corresponds to the Invesco Index and/or to manage cash flows. Use of futures contracts by the U.S. Equity Segment may create investment leverage.
Fixed income securities in which the Bond Segment invests primarily include U.S. dollar-denominated debt securities that are rated investment grade at the time of purchase, meaning that they will be rated Baa3 or higher by Moody’s, BBB- or higher by Standard & Poor’s or the equivalent by any other nationally recognized statistical rating organization (“NRSRO”). Debt securities in which the Bond Segment invests may include domestic and foreign corporate debt obligations, domestic and foreign government debt obligations, including U.S. Government securities, mortgage-related securities, asset-backed securities, and other debt obligations. The Bond Segment may also invest in unrated securities in which case
Invesco may internally assign ratings to certain of those securities, after assessing their credit quality, in investment grade categories similar to those of NRSROs. There can be no assurance, nor is it intended, that Invesco’s credit analysis is consistent or comparable with the credit analysis process used by an NRSRO. In the event that a security receives different ratings from different NRSROs, the Bond Segment will treat the security as being rated in the highest rating category received from an NRSRO. The Bond Segment may invest in illiquid or thinly traded securities. The Bond Segment may also invest in securities that are subject to resale restrictions such as those contained in Rule 144A. The Bond Segment may invest up to 5% its assets in securities below investment grade (“junk” or “high yield” bonds), including securities in default. In the event that a security is downgraded after its purchase by the Bond Segment, the Bond Segment may continue to hold the security if Invesco considers that doing so would be consistent with the Fund’s investment objective. The Bond Segment may also enter into dollar roll transactions.
The Bond Segment may invest a portion of its assets in foreign debt securities, including securities issued by foreign governments or companies in both developed and emerging markets. The Bond Segment may not invest more than 20% of its net assets in foreign debt securities.
The Bond Segment has no limitations on the range of maturities of the debt securities in which it can invest and may hold securities with short-, medium-, or long-term maturities. The maturity of a security differs from its effective duration, which attempts to measure the expected volatility of a security’s price to interest rate changes. The Bond Segment may engage in treasury futures contracts in order to seek to enhance the Fund’s investment return or to try to manage investment risks. Use of treasury futures contracts by the Bond Segment may create investment leverage.
Invesco selects investments for the Bond Segment based on its analysis of opportunities and risks of various fixed income securities and market sectors by focusing on business cycle analysis and relative values between corporate and government sectors. The Bond Segment mainly seeks income earnings on its investments plus capital appreciation that may arise from decreases in interest rates, from improving credit fundamentals for a particular sector or security, or from other investment techniques. Invesco may sell securities that it believes no longer meet the above criteria.
Additionally, as part of the credit selection and portfolio construction process, Invesco employs a proprietary framework for evaluating each issuer based on ESG criteria that, with respect to the Bond Segment, it has determined to be important in the investment selection process. Invesco has developed an ESG risk evaluation that is integrated into its core fundamental credit research process. As part of this process, corporate and government issuers are evaluated and assigned an overall ESG score based on separate “E,” “S,” and “G” factor scores, which are derived using a proprietary scoring system that involves a quantitative and qualitative assessment of “E,” S,” and “G” factors. As part of this research process, Invesco may use third-party ESG ratings, company reporting, and engagement with management. If an issuer is determined by Invesco to have an overall ESG score that meets the applicable threshold that Invesco has established for that type of issuer, securities issued by it will be considered as a potential investment for the Bond Segment.
The ESG evaluation process for the Bond Segment also includes some exclusionary screening criteria which are intended to avoid investing in companies that are non-compliant with the UN Global Compact as well as companies that derive a significant portion of their revenue from: tobacco product manufacturing or distribution; extraction of fossil fuels from oil sands; mining or distribution of thermal coal; alcohol manufacturing or distribution; military contracting; manufacture of small arms including civilian firearms; provision of gambling products or services; or the provision of adult entertainment products or services. Additionally, companies involved in the following at any threshold are excluded: manufacture of nonconventional weapons including landmines and cluster munitions; or manufacture of nuclear, biological, or chemical weapons.
Invesco will monitor the “E,” “S,” and “G” factors of the Bond Segment’s holdings. If Invesco determines that a security’s overall ESG score has ceased to meet its threshold for inclusion in the Bond Segment, Invesco may sell that security, provided it can do so in an orderly manner given then-prevailing market conditions.
The Fund expects that it will engage in active and frequent trading and so will typically have a relatively high portfolio turnover rate.

Principal Risks
Performance Information
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class R5 shares. The table shows how the Fund’s average annual returns for 1,
5, and 10 years compare with those of a broad measure of market performance and three additional indexes, including an index that provides a comparison relevant to the Fund’s allocation to fixed income investments (Bloomberg U.S. Aggregate Bond Index), an index of funds with similar investment objectives (Lipper Balanced Fund Index), and a hypothetical custom index which comprises the S&P 500® (65%) and Bloomberg U.S. Aggregate Bond (35%) Indexes (Custom Balanced Index). The Fund’s investment objective and investment strategy changed on November 18, 2020. The performance results shown below would not necessarily have been achieved had the Fund’s current investment strategy been in effect for the entire period for which performance results are presented. Performance for Class I, Class R4, and Class R3 shares of the Fund for periods prior to their inception date (04/01/14) and performance for Class Y shares of the Fund for periods prior to its inception date (02/01/23) is based on the performance of Class R5 shares, adjusted for Class R4 and Class R3 shares to reflect Class R4 and Class R3 expenses, respectively. Performance for Class A shares of the Fund reflects any applicable sales charge. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date performance information is available at https://  www.massmutual.com/funds or by calling 1-888-309-3539.

Annual Performance Class R5 Shares

Highest Quarter:	2Q ’20,	14.65%	Lowest Quarter:	1Q ’20,	–14.74%

Average Annual Total Returns (for the periods ended December 31, 2023)
After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class R5 only. After-tax returns for other classes will vary.

Average Annual Returns - MassMutual Balanced Fund	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Class R5	13.12%	9.06%	7.03%
Class I	13.19%	9.16%	7.14%
Service Class	13.02%	8.94%	6.91%
Administrative Class	12.86%	8.85%	6.81%
Class R4	12.75%	8.68%	6.65%
Class A	6.40%	7.35%	5.95%
Class R3	12.53%	8.42%	6.40%
Class Y	13.19%	9.07%	7.04%
After Taxes on Distributions | Class R5	12.59%	6.71%	4.74%
After Taxes on Distributions and Sale of Fund Shares | Class R5	8.01%	6.59%	4.91%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	26.29%	15.69%	12.03%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	5.53%	1.10%	1.81%
Lipper Balanced Fund Index (reflects no deduction for taxes)	13.92%	8.42%	6.43%
Custom Balanced Index (reflects no deduction for fees, expenses, or taxes)	18.72%	10.71%	8.60%